Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Net (loss) income	$ (632,803)	$ (337,072)	$ (900,233)	$ 1,010,316
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Acquired in-process research and development	78,223	65,175	351,523	16,405
Share-based compensation	487,797	45,516	84,958	122,572
Change in fair value of investments	14,382	(107,210)	(95,533)	136,005
Gain on sale of investment	(443,754)	0
Change in fair value of debt and liability instruments	40,747	31,577	29,845	(13,722)
Gain on deconsolidation of subsidiary and consolidation of unconsolidated entity	0	(115,364)
Gain on termination of Sumitomo Options	(61,472)	0
Loss from equity method investment	0	3,750	3,750	21,386
Other	8,469	2,398	13,152	31,821
Unrealized foreign currency translation adjustment	(2,287)	(7,395)	3,826	(5,536)
Gain on sale of business			0	(1,985,949)
Gain on deconsolidation of subsidiary and consolidation of unconsolidated entity	0	(115,364)	(115,364)	(107,344)
Changes in assets and liabilities, net of effects from acquisition and divestiture:
Accounts payable	3,693	(2,702)	3,752	6,598
Accrued expenses	35,576	(1,004)	9,225	14,845
Deferred consideration liability	(50,000)	0	100,000	0
Operating lease liabilities	(6,171)	(3,806)	(5,497)	(8,419)
Other	(4,947)	(27,329)	(35,542)	2,272
Net cash used in operating activities	(530,260)	(446,071)	(552,138)	(758,750)
Cash flows from investing activities:
Cash disposed upon deconsolidation of subsidiary	0	(19,085)	(19,085)	(20,049)
Cash acquired upon consolidation of unconsolidated entity	0	21,439	21,439	0
Investments in unconsolidated entities	0	(28,250)	(28,250)	(36,300)
Proceeds from sale of investment	320,170	0
Purchase of property and equipment	(11,173)	(1,716)	(5,806)	(4,916)
Proceeds from sale of business, net of cash disposed			0	1,772,191
Purchase of marketable securities			0	(32,076)
Maturity of marketable securities			0	16,440
Acquisitions, net of cash acquired			0	(500)
Net cash (used in) provided by investing activities	308,997	(27,612)	(31,702)	1,694,790
Cash flows from financing activities:
Proceeds from business combination and PIPE financing	213,424	0
Proceeds from issuance of subsidiary common shares, net of issuance costs paid	0	356,756	455,756	117,658
Proceeds from payment of subscription receivable	100,000	0
Proceeds from subsidiary debt financings, net of financing costs paid	36,400	0	0	83,781
Payment of deferred offering and loan origination costs			0	(300)
Repurchase of equity awards	(2,247)	(113)	(113)	(990,014)
Proceeds from exercise of subsidiary stock options	0	907	907	1,407
Proceeds from issuance of the Company's common shares, net			0	999,193
Proceeds from issuance of liability instruments			0	101,567
Proceeds from issuance of equity by subsidiary upon Business Combination and recapitalization			0	105,930
Purchase of subsidiary common shares			0	(65,544)
Proceeds from issuance of subsidiary convertible and redeemable preferred stock, net			0	28,455
Purchase of subsidiary convertible and redeemable preferred stock			0	(132,907)
Repayment of long-term debt by subsidiary	(21,590)	0	0	(32,063)
Offering costs paid			(286)	(3,082)
Net cash provided by financing activities	305,722	357,550	456,264	214,081
Payment of offering and loan origination costs	(20,265)	0
Net change in cash, cash equivalents and restricted cash	84,459	(116,133)	(127,576)	1,150,121
Cash, cash equivalents and restricted cash at beginning of period	2,141,676	2,269,252	2,269,252	1,119,131
Cash, cash equivalents and restricted cash at end of period	2,226,135	2,153,119	2,141,676	2,269,252
Non-cash investing and financing activities:
Operating lease right-of-use assets obtained and exchanged for operating lease liabilities	4,806	1,549	5,491	56,025
Offering costs included in accounts payable and accrued expenses	31	0
Operating lease right-of-use assets and operating lease liabilities, including amounts reclassified from other current liabilities and other liabilities to operating lease liabilities, recognized upon the adoption of ASC 842, Leases, on April 1, 2019			0	43,026
Subscription receivable related to issuance of subsidiary common shares			100,000	0
Conversion of subsidiary convertible promissory notes to common shares			0	32,500
Other	$ 0	$ (4,351)	(960)	3,601
Supplemental disclosure of cash paid:
Income taxes paid			4,076	4,936
Interest paid			$ 2,017	$ 12,158